UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:  028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

      /s/ Steve Leonard            Rancho Santa Fe, CA         August 14, 2012
      -----------------            -------------------         ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           14
                                         -----------

Form 13F Information Table Value Total:  $   127,796
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------- --------- ----------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
            NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
--------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------- ----
AUTOMATIC DATA PROCESSING IN            COM      053015103       1,874      33,670          SOLE       NONE       4,150  29,520 N/A
AMERICAN EXPRESS CO                     COM      025816109       7,073     121,507          SOLE       NONE      32,319  89,188 N/A
BEST BUY INC                            COM      086516101       4,985     237,839          SOLE       NONE      23,400 214,439 N/A
BERKSHIRE HATHAWAY CL A                 COM      084670108       1,999          16          SOLE       NONE          13       3 N/A
BERKSHIRE HATHAWAY CL B                 COM      084670702      22,860     274,327          SOLE       NONE      85,823 188,504 N/A
CNA FINL CORP                           COM      126117100      11,738     423,439          SOLE       NONE     122,759 300,680 N/A
BARRY R G CORP OHIO                     COM      068798107      15,746   1,158,651          SOLE       NONE     287,521 871,130 N/A
GOLDMAN SACHS GROUP INC                 COM      38141G104      20,274     211,501          SOLE       NONE      33,066 178,435 N/A
JOHNSON & JOHNSON                       COM      478160104         552       8,175          SOLE       NONE       6,000   2,175 N/A
MARKEL CORP                             COM      570535104         309         700          SOLE       NONE         700       0 N/A
OFFICE DEPOT INC                        COM      676220106          22      10,000          SOLE       NONE      10,000       0 N/A
STARBUCKS CORP                          COM      855244109      20,724     388,680          SOLE       NONE     146,400 242,280 N/A
US BANCORP DEL                          COM      902973304       4,126     128,282          SOLE       NONE      36,437  91,845 N/A
WELLS FARGO & CO                        COM      949746101      15,514     463,938          SOLE       NONE      50,063 413,875 N/A